Note 15 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	RELATIONSHIPS WITH CUSTOMERS & PUBLISHERS $000’ s	PURCHASED TECHNOLOGY $000’ s	CAPITALIZED DEVELOPMENT COSTS $000’ s	TRADENAMES, TRADEMARKS & PATENTS $000’ s	SOFTWARE LICENSES $000’ s	Other $000’ s	TOTAL $000’ s
COST
At March 31, 2016	39,180	17,814	17,820	10,211	6,848	—	91,873
Additions	—	—	3,266	—	—	—	3,266
Acquired on acquisition of subsidiary	9,700	4,700	—	5,400	99	—	19,899
Disposed through disposition of subsidiary	(1,100)	—	—	(2,150)	(1,088)	—	(4,338)
At March 31, 2017	47,780	22,514	21,086	13,461	5,859	—	110,700
Additions	—	—	6,520	—	72	—	6,592
Disposals	(7,571)	(4,074)	(203)	(104)	(30)	—	(11,982)
Acquired on acquisition of subsidiary	30,800	22,000	—	2,100	—	1,518	56,418
At March 31, 2018	71,009	40,440	27,403	15,457	5,901	1,518	161,728

ACCUMULATED AMORTIZATION
At March 31, 2016	(24,078)	(16,707)	(14,105)	(7,095)	(5,688)	—	(67,673)
Amortization	(3,882)	(932)	(2,089)	(896)	(673)	—	(8,472)
Disposed through disposition of subsidiary	1,100	—	—	1,228	1,088	—	3,416
At March 31, 2017	(26,860)	(17,639)	(16,194)	(6,763)	(5,273)	—	(72,729)
Amortization	(6,872)	(3,852)	(2,077)	(1,140)	(619)	(61)	(14,621)
Disposal	7,571	4,074	203	104	30	—	11,982
At March 31, 2018	(26,161)	(17,417)	(18,068)	(7,799)	(5,862)	(61)	(75,368)

NET BOOK VALUE
At March 31, 2017	20,920	4,875	4,892	6,698	586	—	37,971
At March 31, 2018	44,848	23,023	9,335	7,658	39	1,457	86,360